Statutory Reserves and Restricted Net Assets (Details) - Schedule of restricted net asset include paid-in capital, additional paid-in capital, the statutory reserves and the retained earnings - CNY (¥)
¥ in Thousands
	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Schedule Of Restricted Net Asset Include Paid In Capital Additional Paid In Capital The Statutory Reserves And The Retained Earnings Abstract
Paid-in capital	¥ 165,615	¥ 445,288
Additional paid-in capital	9,556	6,239
Statutory reserves	¥ 29,841	¥ 3,993
Retained earnings	1,397,490	1,596,274
Total	¥ 1,602,502	¥ 2,051,794